Accrued and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Accrued Liabilities [Abstract]
Schedule of Accrued and Other Liabilities
Accrued and Other liabilities in the Consolidated and Combined Condensed Balance Sheets consisted of the following:

	Current	Noncurrent	Current	Noncurrent
	September 30, 2022		December 31, 2021
	In thousands)
A cc rued taxes and deferred tax liabilities	$57,813	$169,839	$58,920	$203,760
Compensation and related benefits	70,203	62,299	74,587	62,215
Asbestos liability	34,841	236,757	—	—
Contract liability	22,475	—	22,265	—
Lease liability	20,323	72,060	23,110	88,777
Warranty liability	13,721	—	14,954	—
Third-party commissions	14,964	—	16,130	—
Restructuring liability	6,747	100	7,834	275
Other	49,316	8,326	33,309	7,918

	$290,403	$549,381	$251,109	$362,945

Schedule of Product Warranty Liability
A summary of the activity in the Company’s warranty liability included in Accrued liabilities in the Company’s Consolidated and Combined Condensed Balance Sheets is as follows:

	Nine Months Ended
	September 30, 2022	October 1, 2021
	(In thousands)
Warranty liability, beginning of period	$14,954	$14,022
Accrued warranty expense	4,367	5,661
Changes in estimates related to pre-existing warranties	2,190	1,401
Cost of warranty service work performed	(6,815)	(5,626)
Foreign exchange translation effect	(975)	(256)

Warranty liability, end of period	$13,721	$15,202

Schedule of Restructuring Reserve by Type of Cost	A summary of the activity in the Company’s restructuring liability included in Accrued liabilities and Other liabilities in the Consolidated and Combined Condensed Balance Sheets is as follows:

	Nine Months Ended September 30, 2022
	Balance at Beginning of Period	Charges	Payments	Foreign Currency Translation	Balance at End of Period
	(In thousands)
Restructuring and other related charges:
Americas
Termination benefits (1)	$2,044	$1,691	$(2,708)	$(7)	$1,020
Facility closure costs and other (2)	50	10,022	(10,013)	—	59

Subtotal	2,094	11,713	(12,721)	(7)	1,079

Non-cash charges (2)		(37)

Segment Total		11,676

EMEA & APAC
Termination benefits (1)	5,774	2,622	(2,879)	(174)	5,343
Facility closure costs and other (2)	241	2,331	(2,131)	(16)	425

Subtotal	6,015	4,953	(5,010)	(190)	5,768

Non-cash charges (2)		—

Segment Total		4,953

Total	$8,109	16,666	$(17,731)	$(197)	$6,847

Non-cash charges (2)		(37)

Total Provision		$16,629

(1)	Includes severance and other termination benefits, including outplacement services.
(2)	Includes the cost of relocating associates, relocating equipment, lease termination expense and other costs in connection with the closure and optimization of facilities and product lines.